Deferred Financing Costs (Schedules) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Finance Costs [Abstract]
Cost	$ 23,454,000	$ 21,745,000
Accumulated amortization	8,437,000	7,328,000
Net book value	15,017,000	14,417,000
Deferred Financing Cost Amortization	3,101,000	3,418,000
Deferred Finance Costs Write Off [Line Items]
Write-off of deferred financing costs	1,477,000	0
Term Facility [Member]
Deferred Finance Costs Write Off [Line Items]
Write-off of deferred financing costs	$ 1,477,000	$ 0